6. TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
TRADE RECEIVABLES
6.	TRADE RECEIVABLES

		Consolidated
	12/31/2020	12/31/2019
Trade receivables
Third parties
Domestic market	910,657	1,118,632
Foreign market	2,063,867	1,003,905
	2,974,524	2,122,537
Allowance for doubtful debts	(228,348)	(245,194)
	2,746,176	1,877,343
Related parties (note 22 b)	121,176	170,588
	2,867,352	2,047,931

The composition of the gross balance of accounts receivable from third party customers is shown as follows:

		Consolidated
	12/31/2020	12/31/2019
Current	2,537,567	1,739,746
Past-due up to 30 days	222,972	132,845
Past-due up to 180 days	17,915	23,877
Past-due over 180 days	196,070	226,069
	2,974,524	2,122,537

The changes in credit losses are as follows:

		Consolidated
	12/31/2020	12/31/2019
Opening balance	(245,194)	(237,352)
(Loss)/Reversal estimated	7,513	(43,313)
Recovery and write-offs of receivables	9,333	35,471
Closing balance	(228,348)	(245,194)

Accounting Policy

Accounts receivable are initially recognized by the transaction price, provided they do not contain financing components, and subsequently measured at amortized cost. When applicable, it is adjusted to present value including the respective taxes and ancillary expenses, and customer credits in foreign currency are restated at the exchange rate on the date of the financial statements.

The Company measures credit losses annually expected for the instrument, where it considers all possible loss events over the life of its receivables, using a loss rate matrix by maturity range adopted by the Company, from the initial moment (recognition) of the asset. This model considers the client’s history, default rate, financial situation and the position of its legal advisors to estimate expected credit losses.

The Company performs operations relating to assignment of receivables without co-obligation in which, after the assignment of duplicates / securities from the client and receipt of funds arising from the closing of each operation, CSN settles the accounts receivable and relieves itself entirely of the operation’s credit risk.